INVESTMENTS	12 Months Ended
Dec. 31, 2023
INVESTMENTS
INVESTMENTS

5.    INVESTMENTS

Trading securities

As of December 31, 2023, the Group’s trading securities mainly consisted of investments in marketable debt or equity assets held by the Group with the intention of selling them in the near future to earn a profit through price fluctuations. The Group measured the trading securities at fair value in the consolidated income statement. Changes in fair value of trading securities, for the years ended December 31, 2021, 2022 and 2023 were nil, nil and RMB (4,479), respectively, recorded in the consolidated income statement.

Held-to-maturity investments

As of December 31, 2023, the Group’s held-to-maturity investments mainly consisted of principal-guaranteed products that have stated maturity within one year. While these fixed-income financial products are not publicly traded, the Group estimated that their fair value approximated their amortized costs considering their short-term maturities and high credit quality. No allowance for credit loss was recognized for the years ended December 31, 2021, 2022 and 2023.

Interest income of held-to-maturity investments of RMB2,963, RMB1,458 and RMB21,294 was recognized in the consolidated statements of operations for the years ended December 31, 2021, 2022 and 2023, respectively.

Available-for-sale investments

As of December 31, 2023, the Group’s available-for-sale investments mainly consisted of investments in debt securities, bank wealth management products and non-marketable equity investments, such as private funds and non-listed companies where the Group has no significant influence over the investees’ operating and financial policies. The Group measured the available-for-sale investments at fair value, with changes in fair value deferred in other comprehensive income/(loss). Changes in fair value of available-for-sale investments, net of tax, for the years ended December 31, 2021, 2022 and 2023 were RMB(2,362), RMB(12,351) and RMB17,813, respectively, recorded in other comprehensive income/(loss). No impairment loss was recognized for the years ended December 31, 2021, 2022 and 2023.

Interest income of available-for-sale investments of RMB5,238, RMB15,488 and RMB3,203 was recognized in the consolidated statements of operations for the years ended December 31, 2021, 2022 and 2023, respectively.

The additional information about cost and fair value of available-for-sale investments as of December 31, 2022 and 2023 is as follows:

		Unrealized gains in
		accumulated other
		comprehensive	Impact of
December 31, 2022	Cost	income	exchange rate	Fair value
	RMB	RMB	RMB	RMB
Available-for-sale investments:
Bank wealth management products	888,828	—	—	888,828
Debt securities	60,218	(10,154)	(1,154)	48,910
Non-marketable equity investments	35,000	—	—	35,000

		Unrealized gains in
		accumulated other
		comprehensive	Impact of
December 31, 2023	Cost	income	exchange rate	Fair value
	RMB	RMB	RMB	RMB
Available-for-sale investments:
Bank wealth management products	127,000	—	—	127,000
Debt securities	24,241	5,253	122	29,616
Non-marketable equity investments	281,410	2,406	(2,348)	281,468